Jul. 02, 2025
Destinations Real Assets Fund
Investment objective
Long term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None
Other Expenses*	0.49%	0.34%
Acquired Fund Fees and Expenses (AFFE)**	0.02%	0.02%
Total Annual Fund Operating Expenses	1.51%	1.36%
Fee Waivers and Expense Reimbursements	(0.26)%†	(0.26)%†
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.25%	1.10%

*
Other Expenses have been restated to reflect estimated expenses for the current fiscal year. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).”

**
AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, and are estimated for the current fiscal year.

†
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$127	$452	$799	$1,779
Class Z Shares	$112	$405	$720	$1,612

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. From March 1, 2024 to November 13, 2024, the Fund was not an active component in the advisory models that are implemented through the Destinations Funds. During that time, the Fund had de minimis assets that consisted entirely of cash and the Adviser was the sole beneficial owner of the Fund’s shares. From November 14, 2024 through February 28, 2025, the Fund’s portfolio turnover rate was 27% of the average value of the portfolio.

Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “real assets.” The term “real assets” is defined broadly by the Fund to include any assets that have physical properties, such as energy, materials, natural resources, industrials, utilities or real estate (including real estate investment trusts (“REITs”)) as well as direct or indirect exposure to commodities (e.g., commodity-linked derivative instruments), subject to limitations of applicable law. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders. The Fund will concentrate its assets in the real assets sector.
Under normal market conditions, the Fund will invest at least 25% of the value of its total assets (as measured at the time of purchase) in the securities of issuers that derive a significant portion of their profits and revenues (at least 20%) from the energy, materials, industrials or utilities sectors and at least 25% of the value of its total assets (as measured at the time of purchase) in the securities of issuers that derive a significant portion of their profits and revenues (at least 20%) from the real estate sector.
Companies in natural resources industries include companies principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.
The Fund may invest in derivatives for both hedging and non-hedging purposes. The Fund’s derivative investments may include: (i) futures contracts, including futures based on securities and/or indices, interest rate futures, currency futures and swap futures; (ii) swaps, including currency, interest rate, total return, variance, credit default and security and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on securities and/or indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, exchange-traded notes, and contracts for differences (“CFDs”). As a result of the Fund’s use of derivatives, the Fund may also hold U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets.
The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed. When determining how to allocate the Fund’s assets between unaffiliated funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Adviser and/or Sub-adviser may invest the Fund’s assets in securities of issuers of all capitalizations located anywhere in the world, including emerging markets.
The Fund is non-diversified and holds a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as described in detail in the “Taxes” section of the SAI. If a Sub-Adviser is unable to find suitable investments for the entire portion of its portfolio, any uninvested assets may be held in cash or cash equivalents.
The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help the Fund’s performance.
A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

Performance
From February 1, 2021 through November 13, 2024, the Fund was not an active component in the advisory models that are implemented through the Destinations Funds. During that time, the Fund had de minimis assets that consisted entirely of cash and the Adviser was the sole beneficial owner of the Fund’s shares.
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2024

* As described above, from February 1, 2021 through November 13, 2024, the Fund’s portfolio consisted entirely of cash.
The Fund’s best and worst calendar quarters
Best Quarter: 20.39% (June 30, 2020)
Worst Quarter: (38.69)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2025 to March 31, 2025 was 3.27%.

AVERAGE ANNUAL TOTAL RETURNS* (For the periods ended December 31, 2024)
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	(4.22)%	(3.40)%	(11.94)%
Class Z*	(4.23)%	(3.35)%	(13.80)%
Return After Taxes on Distributions
Class I	(4.28)%	(5.39)%	(13.84)%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	(2.46)%	(3.29)%	(8.29)%
FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)	17.73%	10.82%	10.80%
*
From February 1, 2021 through November 13, 2024, the Fund’s portfolio consisted entirely of cash.

**
The Fund’s Class Z shares commenced operations on July 16, 2018.

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.